Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions
The Company has consulting and advisory agreements with certain investors and board members which are considered to be related party transactions. For the years ended December 31, 2023 and 2022, the Company recorded expense of zero and $87 thousand, respectively, related to services provided by these investors.
No amounts were due to related parties at December 31, 2023 or 2022.